Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2023, 2024 and 2025:

Name of related parties	Relationship with the Company
Nanjing Animal Pharmaceutical	An equity investee of the Company until December, 2022
Wuhan Chunzhijin	An equity investee of the Company
Weishi Network	An equity investee of the Company
Beijing Petdog	An available-for-sale investee that the Company has significant influence
Shanghai Chalin Information Technology Center (limited partnership) (“Shanghai Chalin Information”)	A company with a common director of the Company
MERCHANT TYCOON LIMITED	A shareholder of the Company
SUPERB ORIGIN INTERNATIONAL LIMITED	A shareholder of the Company
Yingzhi (Lisa) Tang	Senior management of the Company
Yan Jiang	Senior management of the Company

Details of related party transactions are as follows:

	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025
	RMB	RMB	RMB

Purchase of merchandise

Nanjing Animal Pharmaceutical	1,402	3,891	-
	1,402	3,891	-

	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025
	RMB	RMB	RMB

Loans granted to related parties

Wuhan Chunzhijin (a)	2,720	4,761	1,989
MERCHANT TYCOON LIMITED	100	-	-
	2,820	4,761	1,989

(a)	The Company entered into a loan agreement with Wuhan Chunzhijin to provide Wuhan Chunzhijin with an interest-free loan of up to RMB10 million, which will be repaid on demand. In March 2023, the Company converted RMB3.4 million loan to Wuhan Chunzhijin into equity interest. (Detail refer to Note 10).
	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025
	RMB	RMB	RMB
Advances provided to related parties

SUPERB ORIGIN INTERNATIONAL LIMITED (a)	5,497	-	14,433
Nanjing Animal Pharmaceutical (b)	350	5,413	-
	5,847	5,413	14,433

(a)	In January 2023 and June 2024, the Company made an advance payment of RMB 5.5 million and RMB 14.4 million, respectively, to SUPERB ORIGIN INTERNATIONAL LIMITED for the purchase of goods. As of March 31, 2024 and 2025, the balance of the advance payment was RMB 4.1 million and RMB 18.7 million respectively, both of which are recorded as Prepayments to related parties.

(b)	During the years ended March 31, 2023, and 2024, the Company made advance payments totaling RMB 0.35 million and RMB5.4 million, respectively, to Nanjing Animal Pharmaceutical for the purchase of goods. As of March 31, 2023, and 2024, there were goods valued at RMB 2.0 million and Nil, respectively, which were recorded as Prepayments to related parties.

Amounts due from related parties

	As of March 31,	As of March 31,	As of March 31,
	2023	2024	2025
	RMB	RMB	RMB

Prepayments to related parties

SUPERB ORIGIN INTERNATIONAL LIMITED	5,497	4,065	18,670
Nanjing Animal Pharmaceutical	2,000	-	-
Weishi Network	1,582	1,401	1,134
	9,079	5,466	19,804
Other receivables from related parties

Wuhan Chunzhijin	2,988	5,658	4,935

Loans to related parties
Yan Jiang	200	211	-
Shanghai Guangcheng Information	-	27	-
MERCHANT TYCOON LIMITED	100	-	-
	300	238	-

Amounts due to related parties

	As of March 31,	As of March 31,	As of March 31,
	2023	2024	2025
	RMB	RMB	RMB

Trade payables to related parties

Nanjing Animal Pharmaceutical	471	-	-